DERIVATIVES, Effect of Derivative Financial Instruments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Realized/Unrealized gain/(loss) from derivative contracts			$ 0	$ (5,127,000)
Brushy Resources, Inc [Member]
Derivative [Line Items]
Realized gain/(loss) on settlement of derivative contracts	$ 732,000	$ 616,000			$ 2,303,000	$ 186,000
Change in fair value of derivative contracts	$ (733,000)	$ (202,000)			(1,032,955)	1,880,107
Realized/Unrealized gain/(loss) from derivative contracts					$ 1,270,000	$ 2,066,000